CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 2 (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended			12 Months Ended
	Dec. 31, 2015 Utility Subsidiaries [Member]	Dec. 31, 2014 Utility Subsidiaries [Member]	Dec. 31, 2013 Utility Subsidiaries [Member]	Dec. 31, 2013 San Diego Gas and Electric Company and Subsidiary [Member]	Mar. 31, 2013 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2012 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2013 Southern California Gas Company [Member]	Mar. 31, 2013 Southern California Gas Company [Member]	Dec. 31, 2012 Southern California Gas Company [Member]
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase Request				$ 119			$ 115
General Rate Case, Percentage Annual Revenue Requirement Increase Request				7.40%			6.20%
General Rate Case Revenue Requirement				1,733			1,959
General Rate Case, Total Earnings Impact					69			37
General Rate Case, Cumulative Earnings Impact					17	52		12	25
General Rate Case, Regulatory Asset				324			104
General Rate Case, Noncurrent Regulatory Asset				161			52
General Rate Case, Revenue Attrition Mechanism Fixed Annual Factor	2.75%	2.75%	2.65%
Wildfire Cost Recovery [Abstract]
Potential After-Tax Earnings Impact				$ 186
FERC Rates [Abstract]
FERC Return On Equity Requested				11.30%
Settlement FERC Return On Equity				10.05%